Lord Abbett
Mid-Cap Value Fund

[GRAPHIC OMITTED]

2001
SEMIANNUAL
REPORT

 For the Six-Month Period
 Ended June 30, 2001

"For Lord Abbett to have achieved five places on the elite 'Best in Class' list is truly a mark of distinction."

                               [GRAPHIC OMITTED]

Lord Abbett is proud to announce to shareholders that five of our mutual funds won Mutual Funds' 2001 "Best in Class" awards for their superior risk-adjusted performance.*

The magnitude of this achievement is perhaps best summed up by John Curran, Managing Editor of Mutual Funds. "For Lord Abbett to have achieved five places on the elite 'Best in Class' list is truly a mark of distinction," said Curran. "This is an extraordinarily difficult list for a fund to get on. For a firm to have one fund make the list is great; to place five funds across several categories is a remarkable accomplishment."

We attribute this recognition to the hard work and dedication of our investment management research teams. You can be confident that the same investment diligence is applied in the management of all our Funds as we strive to achieve strong risk-adjusted returns for shareholders.


*The Mutual Funds "Best in Class" awards are awarded to funds with a three-year history based on two superior risk-adjusted ratings: the Morningstar Category Rating and the Sharpe Ratio.


For complete information about any Lord Abbett Fund, including risks, charges and ongoing expenses, call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. Please review it carefully before investing.

[PHOTO]
Senior Investment Team Members from left to right:
Howard Hansen, David J. Builder, Eileen Banko and Edward K. von der Linde


[GRAPH OMITTED]

Lord Abbett Mid-Cap Value Fund

Average Annual Class A Share Total Returns as of 6/30/01


Mid-Cap Value Fund

One Year      Three Years     Five Years           Ten Years
33.6%           14.8%          19.5%                16.8%


S&P Mid-Cap 400/Barra Value Index(3)

One Year      Three Years     Five Years           Ten Years
32.9%           11.8%          17.0%                 17.1%


Standardized Average Annual Total Returns for the period ended 6/30/01 reflect performance of Class A shares at the maximum sales charge of 5.75%, with all distributions reinvested.

  One year, 25.91%; Five years, 18.13%; Ten years, 16.12%



Report to shareholders
For the six-month period ended June 30, 2001

Dear Shareholders: We are pleased to provide you with this six-month overview of your Fund's strategies and performance for the period ended June 30, 2001. On this and the following pages, the senior members of the Fund's investment team discuss the factors that influenced the Fund's results.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.


Best Regards,

/s/ Robert S. Dow
Robert S. Dow
Chairman

--------------------------------------------------------------------------------
In this letter:


o After a brief rally, worries remained after continued earnings shortfalls.

o Mid-cap stocks continued their positive performance.


Market Review: With the Federal Reserve Board's (the Fed) aggressive easing in the first weeks of the new millennium, stocks soared. However, investors' expectations of quick economic relief were dashed, as a flow of negative earnings reports continued in spite of the Fed's monetary policy. As visions of a "V"-shaped recovery dissipated, investors' fears of an extended economic (and profit) downturn translated into downward stock pressure as the quarter progressed. During the second quarter of 2001, the broad indices bounced back after a meaningful sell-off at the end of March. Although, investors continued to wrestle with the awkward questions of how low will earnings go before the recovery kicks in, and what will it mean for stock prices. Bouncing off the March lows, growth stocks outperformed value stocks during the quarter reversing the trend, and mid- and small-capitalization stocks continued to outperform large-capitalization issues.


                  Class A  Class B   Class C  Class P   Class Y

 Net asset value   $16.63   $16.28    $16.26   $16.41    $16.57

       Dividends  $  0.03  $  0.02   $  0.02  $  0.04   $  0.05

   Capital gains  $  0.84  $  0.84   $  0.84  $  0.84   $  0.84

 Total returns(2)    3.2%     2.9%      2.9%     3.1%      3.3%

                            Six-month period ended June 30, 2001

"We continue to believe that the potential long-term rewards in mid-cap value stocks are excellent."

Portfolio Review:(1) For the six months ended June 30, 2001, Lord Abbett Mid-Cap Value Fund returned 3.2% (Class A Shares)(2) versus a 7.5% return for its benchmark, the (S&P 400 Mid-Cap/Barra Value Index).(3) Throughout the period, the Fund benefited from consumer-oriented stocks, namely companies in the retail, gaming and appliance manufacturer sectors; stocks that are typically sparked by aggressive interest rate easing by the Fed. The Fund's insurance stocks also performed well as continued strength in product pricing helped the companies recover from first quarter declines.

    Reversing the trend of strong performance in the latter part of 2000, companies in the healthcare and basic materials sector hurt the Fund's performance. While these companies' earnings have remained solid, many of the stocks have suffered from investor profit taking. Energy was another sector in the portfolio that experienced broad weakness. Stocks in this sector sold off as the slowing economy dampened expectations for oil and gas demand growth. Nevertheless, we believe supply growth is not keeping up with longer-term demand growth trends, which creates a very favorable outlook for future earnings growth. If stock price weakness for this sector continues, we may use it as an opportunity to add to our exposure.

Outlook: We continue to believe that the potential long-term rewards in mid-cap value stocks are excellent. As evidence of an economic deceleration accumulates, investors are pushing down the valuation of entire sectors of the market. By the very nature of our investment discipline, this increases the number of opportunities for us to investigate and, eventually, include in our portfolio. We continue to believe that many of the stocks categorized as large-cap growth, especially technology companies, will continue to fade from favor due to what we believe are high relative valuations combined with deteriorating fundamentals. As a result, we expect that value stocks will continue to perform well as we move further into 2001.


A Note About Risk: The Fund invests primarily in mid-cap company stocks, which tend to be more volatile and can be less liquid than large-cap company stocks. Also, mid-cap companies typically experience a higher risk of failure than large-cap companies.

Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative Fund performance does not account for the deduction of sales charges, and would be different if sales charges were included.

For further updated performance information, please call Lord Abbett at 800-821-5129 or refer to Lord Abbett's website at www.LordAbbett.com.

(1) The portfolio is actively managed and subject to change. Sectors may include many industries.

(2) Reflects the percentage change in net asset value and includes the reinvestment of all distributions.

(3) The S&P Mid-Cap 400/Barra Value Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation.



Important Information

Results quoted herein represent past performance based on the current sales charge schedule and reflect appropriate Rule 12b-1 Plan expenses from commencement of the Plan. Prior to May 1, 1997, the Fund had only one class of shares, which is now designated as Class A. Results for periods from May 1, 1997 onward relate to Class A shares. Past performance is no guarantee of future results. Tax consequences are not reflected. The Fund`s sales charge structure has changed from the past. The investment return and principal value of a Fund investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The Fund issues additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 (or your Investment Professional) for the Fund's current Prospectus. If used as sales material after 9/30/01, this report must be accompanied by Lord Abbett`s Performance Quarterly for the most recently completed calendar quarter.

                      Schedule of Investments (unaudited)
                      June 30, 2001

                      Investments                     Shares            Value
================================================================================
Common Stocks 93.99%
================================================================================
Apparel 1.23%         Tommy Hilfiger Corp.         1,072,100    $  15,009,400
------------------------------------------------------------------------------
Auto Parts:           Genuine Parts Co.              912,600       28,746,900
Replacement Parts     Snap-On, Inc.                  850,100       20,538,416
4.04%                                                           ==============
                      Total                                        49,285,316
------------------------------------------------------------------------------
Chemicals 6.24%       Crompton Corp.               2,590,500       28,236,450
                      Sensient Technologies Corp.  1,112,000       22,818,240
                      Solutia, Inc.                1,972,500       25,149,375
                                                                ==============
                      Total                                        76,204,065
------------------------------------------------------------------------------
Containers 4.51%      Ball Corp.                     523,200       24,883,392
                      Pactiv Corp.*                2,247,000       30,109,800
                                                                ==============
                      Total                                        54,993,192
------------------------------------------------------------------------------
Electric Power 7.15%  Constellation Energy
                      Group, Inc.                    455,300       19,395,780
                      Dynegy, Inc. Class A           476,320       22,148,880
                      Niagara Mohawk
                       Holdings, Inc.*               656,900       11,620,561
                      Northeast Utilities          1,345,300       27,914,975
                      Reliant Energy, Inc.           191,900        6,181,099
                                                                ==============
                      Total                                        87,261,295
------------------------------------------------------------------------------
Electrical
Equipment 1.41%       Hubbell, Inc.                  591,600       17,156,400
------------------------------------------------------------------------------
Energy Equipment
& Services 1.93%      Transocean Sedco Forex, Inc.   571,200       23,562,000
------------------------------------------------------------------------------
Fertilizer 3.74%      IMC Global, Inc.             2,112,000       21,542,400
                      Potash Corp. of
                       Saskatchewan,Inc.             420,100       24,113,740
                                                                ==============
                      Total                                        45,656,140
------------------------------------------------------------------------------
Food 1.13%            Albertson's, Inc.              459,200       13,771,408
------------------------------------------------------------------------------
Gaming 1.33%          Harrah's Entertainment,
                      Inc.                           461,200       16,280,360
------------------------------------------------------------------------------
Healthcare            Boston Scientific Corp.*     1,903,000       32,351,000
Products 6.24%        St. Jude Medical, Inc.*        351,400       21,084,000
                      Varian Medical
                       Systems, Inc.*                318,400       22,765,600
                                                                ==============
                      Total                                        76,200,600
------------------------------------------------------------------------------
Healthcare Providers
& Services 2.61%      Caremark Rx, Inc.*           1,938,800       31,893,260
------------------------------------------------------------------------------
HMO 4.65%             Health Net,Inc.              1,719,800       29,924,520
                      Oxford HealthPlans, Inc.       457,500       13,084,500
                      TrigonHealthcare, Inc.         211,600       13,722,260
                                                                ==============
                      Total                                        56,731,280
------------------------------------------------------------------------------
Hospital Supplies
1.66%                 Becton Dickinson &Co.          565,600       20,242,824
------------------------------------------------------------------------------
Household Durables
2.01%                 Newell Rubbermaid, Inc.        977,700       24,540,270
------------------------------------------------------------------------------
Insurance 8.68%       ACE Ltd.                       495,300       19,361,277
                      Everest Re Group Ltd.          276,900       20,712,120
                      PartnerRe Ltd.                 424,000       23,489,600
                      Transatlantic Holdings, Inc.   127,200       15,583,272
                      Willis GroupHoldings Ltd.*     184,500   $    3,274,875
                      XL Capital Ltd. Class A        287,400       23,595,540
                                                                ==============
                      Total                                       106,016,684
------------------------------------------------------------------------------
Milling:Fruits/       Archer-Daniels-
Grain 3.51%           Midland Co.                  1,799,900       23,398,700
                      Corn Products Intl., Inc.      608,700       19,478,400
                                                                ==============
                      Total                                        42,877,100
------------------------------------------------------------------------------
Natural Gas 1.01%     EOG Resources,Inc.             345,800       12,293,190
------------------------------------------------------------------------------
Oil:Crude
Producers 1.90%       Kerr-McGee Corp.               349,400       23,154,738
------------------------------------------------------------------------------
Oil Service 1.61%     ENSCO Intl., Inc.              839,800       19,651,320
------------------------------------------------------------------------------
Paper & Forest
Products 2.54%        Georgia-Pacific Group          916,400       31,020,140
------------------------------------------------------------------------------
Pharmaceuticals
2.49%                 Mylan Laboratories, Inc.     1,078,700       30,343,831
------------------------------------------------------------------------------
REIT2.48%             Healthcare Realty
                       Trust, Inc.                 1,150,006       30,245,158
------------------------------------------------------------------------------
Restaurant 2.20%      CBRL Group, Inc.             1,581,000       26,797,950
------------------------------------------------------------------------------
Retail 10.10%         Big Lots, Inc.*              2,410,500       32,975,640
                      Dollar General Corp.           349,900        6,823,050
                      J.C. Penney Company, Inc.    1,454,600       38,343,256
                      Kmart Corp.*                 2,676,000       30,693,720
                      The May Department
                      Stores Co.                     423,300       14,502,258
                                                                ==============
                      Total                                       123,337,924
------------------------------------------------------------------------------
Software 1.11%        Sybase, Inc.*                  826,635       13,598,146
------------------------------------------------------------------------------
Utilities 1.95%       Southwest Gas Corp.          1,007,300       23,852,864
------------------------------------------------------------------------------
Utilities:Electric    Ameren Corp.                   623,000       26,602,100
4.53%                 TECO Energy,Inc.               940,900       28,697,450
                                                                ==============
                      Total                                        55,299,550
------------------------------------------------------------------------------
                      Total Common Stocks
                      (Cost $985,458,954)                       1,147,276,405
------------------------------------------------------------------------------
Short-Term Investments 5.19%                   Principal Amount
------------------------------------------------------------------------------
Commercial Paper      Citicorp, Inc.
5.19%                 4.14% due 7/2/2001          54,560,000       54,560,000

                      Siemens Capital Corp.
                      4.12% due 7/2/2001           8,834,977        8,834,977
------------------------------------------------------------------------------
                      Total Short-Term Investments

                      (Cost $63,394,977)                           63,394,977
------------------------------------------------------------------------------
                      Total Investments 99.18%
                      (Cost $1,048,853,931)                    $1,210,671,382
------------------------------------------------------------------------------
                       * Non-income producing security.

                       HMO - Health Maintenance Organization

                       REIT - Real Estate Investment Trust.

                       See Notes to Financial Statements.

 Statement of Assets and Liabilities (unaudited)
 June 30, 2001



 ASSETS:
   Investment in securities, at value (cost $1,048,853,931)                                               $1,210,671,382
   Cash                                                                                                          129,499
   Receivables:
      Interest and dividends                                                                                   1,315,156
      Investment securities sold                                                                              60,117,302
      Capital shares sold                                                                                     14,775,488
   Prepaid expenses                                                                                               34,176
-------------------------------------------------------------------------------------------------------------------------
   Total assets                                                                                            1,287,043,003
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES:
   Payables:
      Investment securities purchased                                                                         64,694,645
      Capital shares reacquired                                                                                  733,934
      Management fee                                                                                             357,542
      12b-1 distribution fees                                                                                     28,680
      Directors' fees                                                                                            353,396
   Accrued expenses                                                                                              175,618
-------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                                                          66,343,815
========================================================================================================================
 NET ASSETS                                                                                               $1,220,699,188
========================================================================================================================

 COMPOSITION OF NET ASSETS:
 Paid-in capital                                                                                           1,015,600,316
 Undistributed net investment income                                                                           2,595,432
 Undistributed net realized gain on investments                                                               40,685,989
 Net unrealized appreciation on investments                                                                  161,817,451
-------------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                               $1,220,699,188
========================================================================================================================

 Net assets by class:
 Class A Shares                                                                                           $  895,985,884
 Class B Shares                                                                                           $  172,807,087
 Class C Shares                                                                                           $  146,017,826
 Class P Shares                                                                                            $   5,886,608
 Class Y Shares                                                                                                $   1,783

 Outstanding shares by class:
 Class A Shares                                                                                               53,879,440
 Class B Shares                                                                                               10,616,084
 Class C Shares                                                                                                8,982,458
 Class P Shares                                                                                                  358,702
 Class Y Shares                                                                                                  107.614

 Net asset value, offering and redemption price per share (net assets divided by outstanding shares):

 Class A Shares - Net asset value                                                                                $16.63
 Class A Shares - Maximum offering price (Net asset value plus sales charge of 5.75%)                            $17.64
 Class B Shares - Net asset value                                                                                $16.28
 Class C Shares - Net asset value                                                                                $16.26
 Class P Shares - Net asset value                                                                                $16.41
 Class Y Shares - Net asset value                                                                                $16.57
========================================================================================================================

                       See Notes to Financial Statements.

Statement of Operations (unaudited)
 For the Six Months Ended June 30, 2001



 Investment Income:
 Dividends                                                                                                          $ 6,921,509

 Interest                                                                                                             1,943,279

 Foreign withholding tax                                                                                                (18,638)
--------------------------------------------------------------------------------------------------------------------------------
 Total investment income                                                                                              8,846,150
--------------------------------------------------------------------------------------------------------------------------------

 Expenses:
 Management fee                                                                                                       2,761,266
 12b-1 distribution plan - Class A                                                                                    1,388,709
 12b-1 distribution plan - Class B                                                                                      577,282
 12b-1 distribution plan - Class C                                                                                      481,037
 12b-1 distribution plan - Class P                                                                                        8,802
 Shareholder servicing                                                                                                  780,671
 Registration                                                                                                            85,781
 Reports to shareholders                                                                                                 84,581
 Professional                                                                                                            28,992
 Directors' fees                                                                                                          8,019
 Custody                                                                                                                  4,158
 Other                                                                                                                   15,859

--------------------------------------------------------------------------------------------------------------------------------
 Gross expenses                                                                                                       6,225,157
   Expense reductions                                                                                                   (12,704)
--------------------------------------------------------------------------------------------------------------------------------
 Net expenses                                                                                                         6,212,453
--------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                                                                                2,633,697
================================================================================================================================
 Realized and unrealized gain on investments:
 Net realized gain on investments                                                                                    40,674,457
 Net change in unrealized appreciation/depreciation on investments                                                  (12,991,022)
================================================================================================================================
 Net realized and unrealized gain on investments                                                                     27,683,435
================================================================================================================================
 Net Increase in Net Assets Resulting From Operations                                                               $30,317,132
================================================================================================================================


                       See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                 Six Months Ended    Year Ended
                                                                                    June 30, 2001   December 31,
 Operations: NET ASSETS                                                               (unaudited)          2000
 Net investment income                                                              $   2,633,697   $ 3,546,990
 Net realized gain on investments                                                      40,674,457    83,181,326
 Net change in unrealized appreciation/depreciation on investments                    (12,991,022)  130,204,722
----------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations                                  30,317,132   216,933,038
================================================================================================================

 Distributions to shareholders from:

 Net investment income

 Class A                                                                               (1,120,017)   (2,651,955)
 Class B                                                                                  (80,211)     (141,459)
 Class C                                                                                  (65,854)     (119,746)
 Class P                                                                                   (5,203)      (10,120)
 Class Y                                                                                       (5)          (15)

 Net realized gain

 Class A                                                                              (29,312,419)  (70,383,022)
 Class B                                                                               (4,332,904)   (8,177,726)
 Class C                                                                               (2,741,478)   (4,324,772)
 Class P                                                                                 (117,547)     (183,697)
 Class Y                                                                                      (86)         (220)
----------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                  (37,775,724)  (85,992,732)
================================================================================================================

 Capital share transactions:
 Net proceeds from sales of shares                                                    581,965,180   204,626,668
 Reinvestment of distributions                                                         35,687,033    80,273,728
 Cost of shares reacquired                                                           (107,884,822)  (91,556,762)
----------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from capital share transactions                 509,767,391   193,343,634
================================================================================================================
 Net increase in net assets                                                           502,308,799   324,283,940
================================================================================================================

 NET ASSETS:
 Beginning of period                                                                  718,390,389   394,106,449
----------------------------------------------------------------------------------------------------------------
 End of period                                                                     $1,220,699,188  $718,390,389
================================================================================================================
 Undistributed net investment income                                                $   2,595,432   $ 1,233,025
================================================================================================================

                       See Notes to Financial Statements.

Financial Highlights


                                             Six Months Ended                            Year Ended 12/31
                                                    6/30/2001  --------------------------------------------------------------------
 Per Share Operating Performance (Class A Shares) (unaudited)           2000          1999          1998          1997        1996
 Net asset value, beginning of period               $   17.03      $   13.24     $   13.31     $   13.37     $   13.29   $   12.18
                                                    =========      =========     =========     =========     =========   =========

 Investment operations

   Net investment income                                  .06(e)         .12(e)        .04(e)        .05(e)        .08         .13
   Net realized and unrealized gain
   (loss) on investments                                  .41           6.20           .48          (.11)         3.61        2.19
                                                    ---------      ---------     ---------     ---------     ---------   ---------
     Total from investment operations                     .47           6.32           .52          (.06)         3.69        2.32
                                                    ---------      ---------     ---------     ---------     ---------   ---------

 Distributions to shareholders from:
   Net investment income                                 (.03)          (.09)         (.05)          -            (.23)       (.16)
   Net realized gain                                     (.84)         (2.44)         (.54)          -           (3.38)      (1.05)
                                                    ---------      ---------     ---------     ---------     ---------   ---------
     Total distributions                                 (.87)         (2.53)         (.59)          -           (3.61)      (1.21)
                                                    ---------      ---------     ---------     ---------     ---------   ---------
 Net asset value, end of period                     $   16.63      $   17.03     $   13.24     $   13.31     $   13.37   $   13.29
                                                    =========      =========     =========     =========     =========   =========

 Total Return(a)                                         3.16%(d)      53.30%         4.23%         (.45)%       31.53%      21.22%

 Ratios to Average Net Assets

   Expenses, including expense reductions                 .61%(d)       1.35%         1.34%         1.16%         1.25%       1.22%
   Expenses, excluding expense reductions                 .61%(d)       1.35%         1.34%         1.16%         1.25%       1.22%
   Net investment income                                  .36%(d)        .82%          .31%          .39%          .74%       1.12%




                                                        Six Months Ended               Year Ended 12/31             5/1/1997(b)
                                                               6/30/2001   -------------------------------------            to
 Per Share Operating Performance (Class B Shares)             (unaudited)         2000         1999         1998    12/31/1997
 Net asset value, beginning of period                          $   16.72     $   13.06    $   13.17    $   13.33    $   12.14
                                                               =========     =========    =========    =========    =========

 Investment operations

   Net investment income (loss)                                      .01(e)        .04(e)      (.04)(e)     (.05)(e)-(c)
   Net realized and unrealized gain (loss) on investments            .41          6.09          .47         (.11)        3.27
                                                               ---------     ---------    ---------    ---------    ---------
     Total from investment operations                                .42          6.13          .43         (.16)        3.27
                                                               ---------     ---------    ---------    ---------    ---------
 Distributions to shareholders from:
   Net investment income                                            (.02)         (.03)           -            -         (.05)
   Net realized gain                                                (.84)        (2.44)        (.54)           -        (2.03)
                                                               ---------     ---------    ---------    ---------    ---------
     Total distributions                                            (.86)        (2.47)        (.54)           -        (2.08)
                                                               ---------     ---------    ---------    ---------    ---------
 Net asset value, end of period                                $   16.28     $   16.72    $   13.06    $   13.17    $   13.33
                                                               =========     =========    =========    =========    =========

 Total Return(a)                                                    2.86%(d)     52.43%        3.54%       (1.20)%      27.51%(d)

 Ratios to Average Net Assets

   Expenses, including expense reductions                            .91%(d)      1.95%        2.02%        1.92%        1.29%(d)
   Expenses, excluding expense reductions                            .91%(d)      1.95%        2.02%        1.92%        1.29%(d)
   Net investment income (loss)                                      .07%(d)       .27%        (.34)%       (.35)%       (.15)%(d)


                       See Notes to Financial Statements.



                                                        Six Months Ended         Year Ended 12/31                  5/1/1997(b)
                                                               6/30/2001     -----------------------------------      to
 Per Share Operating Performance (Class C Shares)             (unaudited)         2000         1999         1998    12/31/1997
Net asset value, beginning of period                           $   16.70     $   13.06    $   13.16    $   13.33    $   12.14
                                                               =========     =========    =========    =========    =========

Investment operations

  Net investment income (loss)                                               -(c)(e)            .04(e)      (.04)(e)(.05)(e)-(c)
  Net realized and unrealized gain (loss) on investments             .42          6.09          .48         (.12)        3.27
                                                               ---------     ---------    ---------    ---------    ---------
    Total from investment operations                                 .42          6.13          .44         (.17)        3.27
                                                               ---------     ---------    ---------    ---------    ---------

Distributions to shareholders from:
  Net investment income                                             (.02)         (.05)           -            -         (.05)
  Net realized gain                                                 (.84)        (2.44)        (.54)           -        (2.03)
                                                               ---------     ---------    ---------    ---------    ---------
    Total distributions                                             (.86)        (2.49)        (.54)           -        (2.08)
                                                               ---------     ---------    ---------    ---------    ---------
Net asset value, end of period                                 $   16.26     $   16.70    $   13.06    $   13.16    $   13.33
                                                               =========     =========    =========    =========    =========

Total Return(a)                                                     2.89%(d)     52.39%        3.62%       (1.28)%      27.51%(d)

Ratios to Average Net Assets

  Expenses, including expense reductions                             .94%(d)      1.99%        2.02%        1.92%        1.28%(d)
  Expenses, excluding expense reductions                             .94%(d)      1.99%        2.02%        1.92%        1.28%(d)
  Net investment income (loss)                                       .02%(d)       .27%        (.34)%       (.35)%       (.13)%(d)




                                                            Six Months Ended              Year Ended 12/31         1/1/1998(b)
                                                                  6/30/2001       -----------------------------       to
 Per Share Operating Performance (Class P Shares)                (unaudited)             2000            1999      12/31/1998
 Net asset value, beginning of period                              $   16.83        $   13.12       $   13.25       $   13.38
                                                                   =========        =========       =========       =========

 Investment operations

   Net investment income                                                 .05(e)           .13(e)          .04(e)          .02(e)
   Net realized and unrealized gain (loss) on investments                .41             6.11             .39            (.15)
                                                                   ---------        ---------       ---------       ---------
     Total from investment operations                                    .46             6.24             .43            (.13)
                                                                   ---------        ---------       ---------       ---------

 Distributions to shareholders from:
   Net investment income                                                (.04)            (.09)           (.02)             -
   Net realized gain                                                    (.84)           (2.44)           (.54)             -
                                                                   ---------        ---------       ---------       ---------
     Total distributions                                                (.88)           (2.53)           (.56)             -
                                                                   ---------        ---------       ---------       ---------
 Net asset value, end of period                                    $   16.41        $   16.83       $   13.12       $   13.25
                                                                   =========        =========       =========       =========

 Total Return(a)                                                        3.11%(d)        53.31%           3.44%      (.97)%(d)

 Ratios to Average Net Assets

   Expenses, including expense reductions                                .63%(d)         1.40%           1.45%           1.37%(d)
   Expenses, excluding expense reductions                                .63%(d)         1.40%           1.45%           1.37%(d)
   Net investment income                                                 .33%(d)          .84%            .31%            .20%(d)

                       See Notes to Financial Statements.


Financial Highlights (continued)

                                                   Six Months Ended                Year            5/3/1999(b)
                                                          6/30/2001               Ended                 to
                                                        (unaudited)            12/31/2000         12/31/1999
 Per Share Operating Performance (Class Y Shares)
 Net asset value, beginning of period                     $   16.97            $   13.25           $   13.06
                                                          =========            =========           =========

 Investment operations

   Net investment income                                        .09(e)               .18(e)              .05(e)
   Net realized and unrealized gain on investments              .40                 6.15                 .14
                                                          ---------            ---------           ---------
     Total from investment operations                           .49                 6.33                 .19
                                                          ---------            ---------           ---------

 Distributions to shareholders from:
   Net investment income                                       (.05)                (.17)                 -
   Net realized gain                                           (.84)               (2.44)                 -
                                                          ---------            ---------           ---------
     Total distributions                                       (.89)               (2.61)                 -
                                                          ---------            ---------           ---------
 Net asset value, end of period                           $   16.57            $   16.97           $   13.25
                                                          =========            =========           =========

 Total Return(a)                                               3.28%(d)            53.58%               1.45%(d)

 Ratios to Average Net Assets

   Expenses, including expense reductions                       .41%(d)              .95%                .69%(d)
   Expenses, excluding expense reductions                       .41%(d)              .95%                .69%(d)
   Net investment income                                        .58%(d)             1.27%                .41%(d)



                                           Six Months Ended                     Year Ended 12/31
                                                6/30/2001           ---------------------------------------------------
 Supplemental Data for All Classes:           (unaudited)           2000           1999           1998            1997     1996
                                             -----------------------------------------------------------------------------------
================================================================================================================================
   Net assets, end of period (000)            $1,220,699        $718,390        $394,106      $406,906       $343,236   $257,148

   Portfolio turnover rate                         16.50%         77.53%          64.76%        46.58%         56.96%     38.88%
================================================================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(b)  Commencement of offering of class shares.

(c)  Amount less than $.01.

(d)  Not annualized.

(e)  Calculated using average shares outstanding during the period.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1.  ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company, incorporated under Maryland law on March 14, 1983. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchange. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Security Transactions and Investment Income-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) Federal Taxes-It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolio. The manage ment fee is based on average daily net assets at the following annual rates:

----------------------------------
First $200 million           .75%
Next $300 million            .65%
Over $500 million            .50%


12b-1 Plans

The Company has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee                       Class A(1)(2)    Class B       Class C       Class P
--------------------------------------------------------------------------------
Service                            .25%       .25%     up to .25%(3)      .20%
Distribution                       .10%       .75%     up to .75%(3)      .25%
Quarterly service fee                -          -      up to .25%(4)        -
Quarterly distribution fee           -          -      up to .75%(4)        -

(1) Annual service fee of shares sold prior to June 1, 1990 is .15% of the average daily net asset value.

(2) In addition, the Company pays a one-time distribution fee of up to 1% on certain qualifying purchases.

(3)  Paid at the time such shares are sold.

(4) Paid at each quarter-end after the first anniversary of the sale of such shares.


Class Y does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of Class A shares of the Company after concessions were paid to authorized dealers for the six months ended June 30, 2001:

Distributor Commissions   Dealer Concessions

-----------------------------------------------
$587,216                          $3,420,188

Certain of the Company's officers and directors have an interest in Lord Abbett.

4.  DISTRIBUTIONS

Dividends from net investment income and net realized gain from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders annually. The capital loss carryforward amount is available to offset future net capital gains.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the six months ended June 30, 2001 are as follows:

Purchases                              Sales
---------------------------------------------
$570,760,628                    $137,249,324

As of June 30, 2001, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation of investments based on cost for federal income tax purposes were as follows:

                            Gross                 Gross               Net
                       Unrealized            Unrealized         Unrealized
Tax Cost             Appreciation          Depreciation       Appreciation
--------------------------------------------------------------------------------
$1,048,540,136       $185,909,345          $(23,778,099)      $162,131,246

The cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as return of capital on real estate investment trusts.

6.  DIRECTORS' REMUNERATION

The Directors associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees are allocated among all funds in the Lord Abbett group based on the net assets of each fund. The outside Directors may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Company and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Directors' fees on the Statement of Operations and are not deductible for federal income tax purposes until such amounts are paid. There is a Defined Contribution Plan available to all Directors.

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Company's expenses.

8.  LINE OF CREDIT

The Company, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At June 30, 2001, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the period.

9.  SUMMARY OF CAPITAL TRANSACTIONS

The Board of Directors had previously authorized 150 million shares of $.001 par value capital stock classified and designated as follows: 90 million authorized shares as Class A shares, 15 million authorized shares as Class B shares, 15 million authorized shares as Class C shares, 15 million authorized shares as Class P shares, and 15 million authorized shares as Class Y shares. Effective June 28, 2001, the Board of Directors has reclassified 350 million newly authorized but unissued shares, as follows: 210 million shares to Class A, 70 million shares to Class B, and 70 million shares to Class C.

As a result of the newly authorized but unissued shares, the Company has authorized a total of 500 million shares of $.001 par value capital stock designated as follows: 300 million Class A shares, 85 million Class B shares, 85 million Class C shares. The number of authorized Class P and Y shares each remain at 15 million shares.

                                         Six Months Ended
                                             June 30, 2001                     Year Ended
                                               (unaudited)              December 31, 2000
                                     ------------------------------------------------------
Class A Shares                       Shares         Amount          Shares         Amount
----------------------------------------------------------      --------------------------
Shares sold                       3,132,500   $378,436,940       9,123,568   $139,622,441
Reinvestment of distributions     1,843,861     28,581,106       4,864,694     67,973,259
Shares reacquired                 5,735,839)   (93,051,253)     (5,574,102)   (76,952,544)
----------------------------------------------------------      --------------------------
Increase                          9,240,522   $313,966,793       8,414,160   $130,643,156
----------------------------------------------------------      --------------------------

Class B Shares

----------------------------------------------------------      --------------------------
Shares sold                       6,152,091   $ 98,319,730       2,359,307   $ 35,232,253
Reinvestment of distributions       276,080      4,199,181         562,256      7,894,267
Shares reacquired                  (507,733)    (8,005,190)       (744,701)   (10,027,546)
----------------------------------------------------------      --------------------------
Increase                          5,920,438   $ 94,513,721       2,176,862   $ 33,098,974
----------------------------------------------------------      --------------------------

Class C Shares

----------------------------------------------------------      --------------------------
Shares sold                       6,353,167   $101,424,742       1,861,063   $ 28,210,134
Reinvestment of distributions       176,128      2,677,147         293,094      4,212,171
Shares reacquired                  (404,965)    (6,392,019)       (328,483)    (4,451,266)
----------------------------------------------------------      --------------------------
Increase                          6,124,330   $ 97,709,870       1,825,674   $ 27,971,039
----------------------------------------------------------      --------------------------

Class P Shares

----------------------------------------------------------      --------------------------
Shares sold                         236,043    $ 3,783,768          99,929    $ 1,561,840
Reinvestment of distributions        14,778        229,512          13,057        193,804
Shares reacquired                   (27,509)      (436,360)         (8,748)      (125,406)
----------------------------------------------------------      --------------------------
Increase                            223,312    $ 3,576,920         104,238    $ 1,630,238
----------------------------------------------------------      --------------------------

Class Y Shares

----------------------------------------------------------      --------------------------
Reinvestment of distributions             5.675      $  87              16.336   $    227
----------------------------------------------------------      --------------------------
Increase                                  5.675      $  87              16.336   $    227
----------------------------------------------------------      --------------------------

Copyright (C)2001 by Lord Abbett Mid-Cap Value Fund, Inc., 90 Hudson Street, Jersey City, NJ07302-3973

This publication, when not used for the general information of shareholders of Lord Abbett Mid-Cap Value Fund, Inc., is to be distributed only if preceded or accompanied by a current Prospectus, which includes information concerning the Fund's investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the United States of America.

Dear Fellow Shareholder:

                                     [PHOTO]

For more than seven decades, a hallmark of Lord Abbett has been our determination to produce consistent performance for shareholders whether markets are rising or falling. The past year was no exception. In what was widely regarded as one of the most challenging years for financial markets, many Lord Abbett Funds received widespread recognition and awards for superior performance.

    While this public recognition is gratifying, we measure our success solely on how well we meet the needs of you, our clients. We are committed to client partnership. Our independence as a Firm allows us to focus on our clients' needs instead of those of a parent company. We emphasize teamwork among our managers to develop investment solutions for our clients. We offer opportunity within the Firm to nurture and retain the best investment talent in the industry. Finally, we insist on the highest integrity in all we propose and do.

    We thank you for the confidence you have expressed in us and for the opportunity to help build your investment portfolio.

Sincerely,

/s/ Robert S. Dow
Robert S. Dow
Chairman

Investing in the Lord Abbett Family of Funds



Growth Funds                Growth &            Income Funds              Tax-Free Funds     Money
                            Income Funds                                                     Market Fund

All Value Fund              Affiliated Fund     Bond-Debenture Fund       o California        U.S. Government
                                                                          o Connecticut       Money Market Fund(2)(3)
Alpha Fund                  Balanced Fund       Core Fixed Income Fund    o Florida
                                                                          o Georgia
Global Equity Fund          Large-Cap           Global Income Fund        o Hawaii
                            Research Fund                                 o Michigan
Growth                                          High Yield Fund           o Minnesota
Opportunities Fund                                                        o Missouri
                                                Limited Duration          o National
International Fund                              U.S. Government Fund(2)   o New Jersey
                                                                          o New York
Large-Cap Growth Fund                           Total Return Fund         o Pennsylvania
                                                                          o Texas
Mid-Cap Value Fund                              U.S. Government Fund(2)   o Washington
                                                World Bond-
Small-Cap Blend Fund                            Debenture Fund

Developing
Growth Fund(1)

Small-Cap Value Fund(1)



For more complete information about any Lord Abbett Fund, including risks, charges and ongoing expenses, call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. Read it carefully before investing.

Numbers to Keep Handy

For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-hour Automated Shareholder Service Line: 800-865-7582
Website: www.LordAbbett.com


(1) Lord Abbett Developing Growth Fund and Lord Abbett Small-Cap Value Fund are closed to new investors.

(2) An investment in this Fund is neither insured nor guaranteed by the U.S. government.

(3) An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained, its stable $1.00 price per share. Finding the right mutual fund can be confusing. At Lord Abbett, we believe that your Investment Professional provides value in helping you identify and understand your investment objectives and, ultimately, offering Fund recommendations suitable for your individual needs.

[LOGO]

  Lord Abbett Mutual Fund shares are distributed by:
              LORD ABBETT DISTRIBUTOR LLC                        LAMCV-3-601
90 Hudson Street o Jersey City, New Jersey 07302-3973                 (8/01)